                        WELLS FARGO NON-QUALIFIED SELECT
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

     SUPPLEMENT DATED NOVEMBER 27, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective November 26, 2002, in the table under "Hartford Ratings" in the "About Us" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

--------------------------------------------------------------------------------
  RATINGS AGENCY          EFFECTIVE DATE         RATING       BASIS OF RATING
                            OF RATING
--------------------------------------------------------------------------------
 Standard & Poor's          11/26/02               AA -      Financial Security
                                                              Characteristics
--------------------------------------------------------------------------------


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4494
33-63731